                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2001
                                               --------------

Check here if Amendment /X/; Amendment Number: 2
                                               ---------------
     This Amendment (Check only one.):      / / is a restatement.
                                            /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

        /S/ MARK D. LERNER           BALTIMORE, MARYLAND      11/14/01
  -------------------------------  ----------------------- --------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    14
                                           ------------------------------

Form 13F Information Table Value Total:    $147,824
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

                           FORM 13F INFORMATION TABLE

 COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7              COLUMN 8
--------------  -------------- ------------  ---------   ---------------------- ------------- ------------ ------------------------
                                               VALUE     SHRS OR    SH/    PUT/   INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN    CALL   DISCRETION     MANAGERS   SOLE    SHARED    NONE
--------------  -------------- ------------  ---------   -------    ---    ---- ------------- ------------ ------   ------    -----

AMERICAN GENERAL    COMMON      026351106     25,953     678,500     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

BANGOR HYDRO        COMMON      060077104      6,859     261,500     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

BARRETT RESOURCE    COMMON      068480201     13,211     220,000     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

BERGEN BRUNSWIG     COMMON      083739102      2,531     152,500     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CANADIAN PACIFIC    COMMON      135923100     19,451     530,000     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CARTER WALLACE      COMMON      146285101      1,121      45,000     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

IBP                 COMMON      449223106     15,593     950,800     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

IBP                 COMMON      449223106      1,640     100,000     SH    PUT       SOLE                                     NONE
-----------------------------------------------------------------------------------------------------------------------------------

SHAW COMMUNICATIONS COMMON      82028K200      2,615     132,084     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

SPRINGS INDUSTRIES  COMMON      851783100      7,456     174,200     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

TEXACO CORP         COMMON      881694103     13,074     196,900     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

THE TIMBER GROUP    COMMON      373298702      2,198      76,600     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

TOSCO CORP          COMMON      891490302     18,900     442,000     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

VIVENDI             COMMON      92851S105     17,222     283,960     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

